S000107710 [Member] Expense Example - NORTHERN TRUST CALIFORNIA TAX-EXEMPT BOND ETF - NORTHERN TRUST CALIFORNIA TAX-EXEMPT BOND ETF	Aug. 21, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 6
Expense Example, with Redemption, 3 Years	$ 19